CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
REVENUES:
Net revenues	$ 792,343	$ 182,582
Food and beverage costs	(209,908)
Product and shipping costs	(154,999)	$ (164,639)
GROSS PROFIT	427,436	17,943
OPERATING EXPENSES:
Total salaries, taxes and employee benefits	911,012	883,306
Administrative consulting fees	322,462	312,500
Total general and administrative expenses	351,583	280,935
Administrative marketing and promotion expenses	25,555	52,659
Administrative professional and legal fees	17,251	196,071
Product development costs	6,600	5,205
Stock compensation expense	84	26,997
Depreciation and amortization	37,154	7,687
Total Operating Expenses	1,671,701	1,765,360
LOSS FROM OPERATIONS	(1,244,265)	(1,747,417)
OTHER INCOME (EXPENSE):
Interest and other financing costs	(3,759,383)	$ 1,535,402
Reserve for assets abandonment	(5,629)
Total Other Income (Expense)	(3,765,012)	$ 1,535,402
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	(5,009,277)	$ (212,015)
Minority interest	$ (21,596)
Provision for income taxes
NET INCOME (LOSS)	$ (5,030,873)	$ (212,015)
Basic income (loss) per common share (in dollars per share)	$ (0.01)
Diluted income (loss) per common share (in dollars per share)	$ (0.01)
Weighted average common shares outstanding - basic (in shares)	625,605,503	102,827,957
Weighted average common shares outstanding - diluted (in shares)	625,605,503	102,827,957
World of Beer [Member]
REVENUES:
Net revenues	$ 738,465
Phase III [Member]
REVENUES:
Net revenues	$ 53,878	$ 182,582